Document and Entity Information	0 Months Ended
Apr. 30, 2013
Risk/Return:
Document Type	497
Document Period End Date	Apr. 30, 2013
Registrant Name	DREYFUS MUNICIPAL BOND OPPORTUNITY FUND
Central Index Key	0000797923
Amendment Flag	false
Document Creation Date	Mar. 19, 2014
Document Effective Date	Mar. 19, 2014
Prospectus Date	Mar. 19, 2014
DREYFUS MUNICIPAL BOND OPPORTUNITY FUND | Class A
Risk/Return:
Trading Symbol	PTEBX
DREYFUS MUNICIPAL BOND OPPORTUNITY FUND | Class C
Risk/Return:
Trading Symbol	DMBCX
DREYFUS MUNICIPAL BOND OPPORTUNITY FUND | Class Z
Risk/Return:
Trading Symbol	dmbzx